Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues
Revenues - Disaggregation of revenue (Table)

	For the years ended December 31,
	2025	2024	2023
Time charters (operating leases)	$328,264	$320,377	$208,238
Bareboat charters (operating leases)	64,442	19,172	—
Voyage charters	—	—	10,958
Total	$392,706	$339,549	$219,196